Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 3.6%
Entertainment 1.9%
Live Nation Entertainment, Inc.(a)	68,713	5,816,556
Media 1.7%
Nexstar Media Group, Inc., Class A	38,805	5,449,386
Total Communication Services		11,265,942
Consumer Discretionary 14.7%
Hotels, Restaurants & Leisure 5.0%
Hyatt Hotels Corp., Class A(a)	74,235	6,139,234
Penn National Gaming, Inc.(a)	32,440	3,401,010
Six Flags Entertainment Corp.(a)	133,436	6,200,771
Total		15,741,015
Household Durables 2.2%
D.R. Horton, Inc.	79,297	7,066,949
Multiline Retail 2.0%
Dollar Tree, Inc.(a)	56,449	6,461,152
Specialty Retail 3.5%
Burlington Stores, Inc.(a)	18,712	5,591,146
O’Reilly Automotive, Inc.(a)	10,545	5,348,951
Total		10,940,097
Textiles, Apparel & Luxury Goods 2.0%
Capri Holdings Ltd.(a)	124,234	6,335,934
Total Consumer Discretionary		46,545,147
Consumer Staples 3.3%
Food & Staples Retailing 1.7%
U.S. Foods Holding Corp.(a)	141,579	5,396,991
Food Products 1.6%
Tyson Foods, Inc., Class A	67,662	5,027,287
Total Consumer Staples		10,424,278
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
Devon Energy Corp.	306,667	6,700,674
Marathon Petroleum Corp.	133,568	7,144,552
Total		13,845,226
Total Energy		13,845,226
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.9%
Banks 6.7%
Popular, Inc.	100,189	7,045,290
Regions Financial Corp.	351,724	7,266,618
SVB Financial Group(a)	13,597	6,712,295
Total		21,024,203
Consumer Finance 2.8%
Discover Financial Services	91,956	8,734,901
Diversified Financial Services 2.2%
Voya Financial, Inc.	111,036	7,066,331
Insurance 6.2%
Hanover Insurance Group, Inc. (The)	44,709	5,788,027
Lincoln National Corp.	129,613	8,071,001
Reinsurance Group of America, Inc.	46,473	5,857,922
Total		19,716,950
Total Financials		56,542,385
Health Care 7.8%
Health Care Equipment & Supplies 2.2%
Zimmer Biomet Holdings, Inc.	43,878	7,023,990
Health Care Providers & Services 3.5%
Centene Corp.(a)	79,523	5,082,315
Quest Diagnostics, Inc.	46,427	5,958,441
Total		11,040,756
Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	50,345	6,400,864
Total Health Care		24,465,610
Industrials 17.6%
Airlines 2.4%
Southwest Airlines Co.(a)	126,518	7,725,189
Building Products 2.7%
Trane Technologies PLC	51,724	8,563,425
Electrical Equipment 3.0%
AMETEK, Inc.	74,104	9,465,304
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.5%
Ingersoll Rand, Inc.(a)	165,605	8,149,422
ITT, Inc.	101,613	9,237,638
Total		17,387,060
Professional Services 1.5%
CACI International, Inc., Class A(a)	18,872	4,654,968
Road & Rail 2.5%
Norfolk Southern Corp.	28,947	7,772,848
Total Industrials		55,568,794
Information Technology 8.8%
Communications Equipment 1.9%
Motorola Solutions, Inc.	31,233	5,873,366
Electronic Equipment, Instruments & Components 2.3%
Corning, Inc.	164,498	7,157,308
Semiconductors & Semiconductor Equipment 4.6%
Marvell Technology Group Ltd.	103,423	5,065,659
ON Semiconductor Corp.(a)	139,191	5,791,737
Teradyne, Inc.	31,381	3,818,440
Total		14,675,836
Total Information Technology		27,706,510
Materials 6.4%
Chemicals 3.9%
Eastman Chemical Co.	53,145	5,852,327
FMC Corp.	58,915	6,516,588
Total		12,368,915
Metals & Mining 2.5%
Freeport-McMoRan, Inc.(a)	242,317	7,979,499
Total Materials		20,348,414
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 7.0%
First Industrial Realty Trust, Inc.	159,437	7,300,620
Gaming and Leisure Properties, Inc.	128,550	5,454,377
Welltower, Inc.	129,411	9,269,710
Total		22,024,707
Total Real Estate		22,024,707
Utilities 7.7%
Electric Utilities 1.6%
Pinnacle West Capital Corp.	62,174	5,057,855
Independent Power and Renewable Electricity Producers 2.6%
AES Corp. (The)	310,606	8,327,347
Multi-Utilities 3.5%
Ameren Corp.	65,609	5,337,948
CMS Energy Corp.	92,688	5,674,359
Total		11,012,307
Total Utilities		24,397,509
Total Common Stocks (Cost $221,566,537)		313,134,522

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	4,534,622	4,534,169
Total Money Market Funds (Cost $4,534,169)		4,534,169
Total Investments in Securities (Cost: $226,100,706)		317,668,691
Other Assets & Liabilities, Net		(1,821,904)
Net Assets		315,846,787

2	Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	2,709,197	16,663,608	(14,838,636)	—	4,534,169	—	915	4,534,622
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7021_03_L01_(03/21)